FINANCIAL RISK MANAGEMENT (Financial Assets and Liabilities at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 1,797,091	$ 2,265,461
Financial liabilities, at fair value	8,220	505
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,565,097	2,056,237
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	213,149	165,207
Financial liabilities, at fair value	8,220	505
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	18,845	44,017
Financial liabilities, at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	8,220	505
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	8,220	505
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	478,778	772,953
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	478,778	772,953
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,302,907	1,492,281
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,086,319	1,283,284
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	197,743	164,980
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	18,845	44,017
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15,406	227
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15,406	227
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0